PRUDENTIAL GLOBAL SHORT DURATION HIGH YIELD FUND, INC.

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102-4077

December 19, 2012

VIA EDGAR SUBMISSION

Mr. Larry Greene

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Prudential Global Short Term High Yield Fund, Inc. (the “Fund”)
Pre-Effective Amendment No. 4 to the Registration Statement
under the Securities Act of 1933 (No. 333-182826) and
Amendment No. 4 to the Registration Statement under
the Investment Company Act of 1940 (No. 811-22724)

Dear Mr. Greene:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”), under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is an amendment to the Fund’s initial registration statement on Form N-2 filed with the Commission on July 23, 2012 (the “Registration Statement”), including exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 4 to the Registration Statement under the Securities Act and Amendment No. 4 to the Registration Statement under the 1940 Act (the “Amendment”).  The Amendment has been marked to reflect new or revised disclosure to indicate revisions from Pre-Effective Amendment No. 3 to the Registration Statement (the “Amendment No. 3”) filed with the Commission on November 21, 2012 incorporating non-material updates.

Based on our conversations with the Commission, we are not aware of any additional comments that the staff may have.  On December 17, 2012, the Fund and its principal underwriters filed requests with the Commission via EDGAR pursuant to Rule 461 under the 1933 Act for acceleration of the effective date of the Fund’s Registration Statement so that such Registration Statement may be declared effective at 10:00 a.m. on Thursday, December 20, 2012, or as soon as practicable thereafter.  The Fund also requested that such effectiveness by a telephone call to the undersigned at (973) 802-5032, and that such effectiveness also be confirmed in writing.

The Fund hereby acknowledges that (i) the Fund is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Fund may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Fund expects to begin printing it preliminary prospectus on March 22, 2012.  If you have any additional questions or comments, please feel free to contact Claudia DiGiacomo at (973) 802-5032.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Vice President & Corporate Counsel